Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
Summary of other assets
(a)	Other assets as of December 31, 2021 and 2022 are as follows:

	2021		2022
Accounts receivable	~~W~~	12,754,436	11,594,139
Domestic exchange settlement debit		6,700,373	6,034,816
Guarantee deposits		1,077,644	1,016,748
Accrued income		2,655,894	3,254,404
Prepaid expense		491,950	784,630
Provisional payments		295,149	378,993
Sundry assets		88,797	96,190
Separate account assets		9,501,135	8,086,147
Advance payments		207,128	288,466
Unamortized deferred acquisition cost		954,949	949,322
Leased assets		1,395,334	1,932,791
Others		125,815	505,230
Discounted present value		(30,614)	(51,864)
Allowances for credit loss of other assets		(244,236)	(362,174)

	~~W~~ 35,973,754		34,507,838

Summary of changes in unamortized deferred acquisition cost by insurance type
(b)	Changes in unamortized deferred acquisition cost by insurance type for the year ended December 31, 2021 and 2022 are as follows:

	2021
	Beginning balance		Acquisition cost incurred			Amortiza -tion	Ending balance
			Cost	Expensed	Deferral
Individual insurance
Pure endowment insurance	~~W~~	37,504	12,386	(3,680)	8,706	(23,468)	22,742
Death insurance		932,922	655,210	(278,147)	377,063	(393,942)	916,043
Endowment insurance		8,925	19,703	(8,382)	11,321	(4,477)	15,769

		979,351	687,299	(290,209)	397,090	(421,887)	954,554
Group insurance
Pure protection		591	170	(64)	106	(302)	395

	~~W~~	979,942	687,469	(290,273)	397,196	(422,189)	954,949

	2022
	Beginning balance		Acquisition cost incurred			Business combination (Note 47)	Amortiza -tion	Ending balance
			Cost	Expensed	Deferral
Individual insurance
Pure endowment insurance	~~W~~	22,742	10,216	(4,569)	5,647	—	(12,491)	15,898
Death insurance		916,043	636,753	(247,827)	388,926	—	(385,664)	919,305
Endowment insurance		15,769	15,139	(11,168)	3,971	—	(5,974)	13,766

		954,554	662,108	(263,564)	398,544	—	(404,129)	948,969
Group insurance
Pure protection		395	136	(20)	116	—	(168)	343
General insurance
Long-term		—	—	—	—	13	(3)	10

	~~W~~	954,949	662,244	(263,584)	398,660	13	(404,300)	949,322